Consolidated Statements Of Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	[3]	Dec. 31, 2015
Revenues:
Lease rental income		$ 444,888	$ 460,427	[1],[2]	$ 512,544
Management fees		14,994	13,420	[1]	15,610
Trading container sales proceeds		4,758	15,628	[2],[4]	12,670
Gain on sale of containers, net		26,210	6,761	[2],[4]	3,454
Total revenues		490,850	496,236	[2]	544,278
Operating expenses:
Direct container expense		60,321	62,596		47,342
Cost of trading containers sold		3,302	15,904		12,475
Depreciation expense		231,043	236,144	[2],[5]	191,930
Container impairment		8,072	94,623	[2],[5]	35,345
Amortization expense		4,092	5,053	[5]	4,741
General and administrative expense		30,697	26,311		27,645
Short-term incentive compensation expense		3,481	2,242		913
Long-term incentive compensation expense		5,499	5,987		7,040
Bad debt expense, net		477	21,166		5,028
Total operating expenses		346,984	470,026		332,459
Income from operations		143,866	26,210		211,819
Other (expense) income:
Interest expense	[6]	(117,475)	(85,215)	[2]	(76,063)
Write-off of unamortized deferred debt issuance costs and bond discounts	[6]	(7,550)			(458)
Interest income		613	408		125
Realized losses on interest rate swaps, collars and caps, net		(1,191)	(8,928)		(12,823)
Unrealized gains (losses) on interest rate swaps, collars and caps, net		4,094	6,210	[2],[5]	(1,947)
Other, net		3	(8)		26
Net other expense		(121,506)	(87,533)		(91,140)
Income (loss) before income tax and noncontrolling interests		22,360	(61,323)	[2]	120,679
Income tax (expense) benefit, net		(1,618)	3,447		(6,695)
Net income (loss)		20,742	(57,876)	[5]	113,984
Less: Net (income) loss attributable to the noncontrolling interests		(1,377)	5,393		(5,576)
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		$ 19,365	$ (52,483)		$ 108,408
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per share:
Basic		$ 0.34	$ (0.93)		$ 1.90
Diluted		$ 0.34	$ (0.93)		$ 1.90
Weighted average shares outstanding (in thousands):
Basic		56,845	56,608		56,953
Diluted		57,159	56,608		57,093
Other comprehensive income (loss):
Foreign currency translation adjustments		$ 207	$ (233)		$ (240)
Comprehensive income (loss)		20,949	(58,109)		113,744
Comprehensive (income) loss attributable to the noncontrolling interest		(1,377)	5,393		(5,576)
Comprehensive income (loss) attributable to Textainer Group Holdings Limited common shareholders		$ 19,572	$ (52,716)		$ 108,168

[1]	Amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[4]	Amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[5]	Certain amounts for the years ended December 31, 2016 and 2015 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods"), to reclassify debt balances in order to conform with the 2017 presentation and for the adoption of Accounting Standards Update No. 2016-15, Statement of Cash Flows (Topic230): Classification of Certain Cash Receipts and Cash Payments and Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash.
[6]	Amount for the years ended December 31, 2016 and 2015 has been restated to reclassify the write-off of unamortized deferred debt costs and bond discounts out of interest expense to conform with the 2017 presentation.